Simplify US Equity PLUS Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.6%
iShares Core S&P 500 ETF(a)(b)
(Cost $78,384,111) .......................................................... 186,087 $ 76,496,644
Number of
Contracts Notional Amount
Purchased Options – 0.6%
Calls – Exchange-Traded – 0.5%
S&P 500 Index, April Strike Price $4,200, Expires 4/21/23 ............... 16 $ 6,720,000 41,600
S&P 500 Index, May Strike Price $4,270, Expires 5/19/23 ............... 15 6,405,000 56,325
S&P 500 Index, June Strike Price $4,120, Expires 6/16/23 ............... 18 7,416,000 257,760
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23 ............... 120 67,200,000 1,500
357,185
Puts – Exchange-Traded – 0.1%
S&P 500 Index, April Strike Price $3,965, Expires 4/21/23 ............... 12 4,758,000 25,740
S&P 500 Index, May Strike Price $3,625, Expires 5/19/23 ............... 40 14,500,000 53,000
78,740
Total Purchased Options (Cost $1,032,755) ......................................................... 435,925
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $92,542) .............................................................. 92,542 92,542
Total Investments – 100.3%
(Cost $79,509,408) .......................................................................... $ 77,025,111
Liabilities in Excess of Other Assets – (0.3)% ....................................................... (207,063)
Net Assets – 100.0% .......................................................................... $ 76,818,048
Number of
Contracts Notional Amount
Written Options – (0.2)%
Calls – Exchange-Traded – (0.1)%
S&P 500 Index, June Strike Price $4,310, Expires 6/16/23 ............... (18) $ (7,758,000) $ (91,800)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, May Strike Price $3,430, Expires 5/19/23 ............... (40) (13,720,000) (26,400)
Total Written Options (Premiums Received $163,714) ................................................. $ (118,200)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $20,554,000 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.6%
Purchased Options ............................................................................... 0.6%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.3%
Liabilities in Excess of Other Assets .................................................................. (0.3)%
Net Assets ..................................................................................... 100.0%